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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2000

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

04-10   GER    17000    15.6801     17.36           Weeden & Co.
04-20   GER     1700    14.4375     15.98              " "
04-27   GER    10000    14.4219     15.64              " "



The Germany Fund, Inc.
( Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  05/08/00